FAIR VALUE ACCOUNTING (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE OF HIERARCHY AT FAIR VALUE ON RECURRING BASIS

The following tables present the Company’s fair value hierarchy for its financial liabilities measured at fair value on a recurring basis:

As of June 30, 2021
	Level 1		Level 2		Level 3		Total
Liabilities:
Liability for Private Warrants (Note 15)		$-		$-		$-		$-

As of December 31, 2020
	Level 1		Level 2		Level 3		Total
Liabilities:
Liability for Private Warrants (Note 15)		$-		$-		$-		$-

SCHEDULE OF FAIR VALUE OF DERIVATIVE LIABILITY USING BLACK SCHOLES VALUATION MODEL

The Company’s Private Warrants are included as Level 3 measurements in the tables above. The fair value of the Company’s Private Warrant liability was calculated using the Black-Scholes model and the following assumptions:

	As of	As of
	June 30,	December 31,
	2021	2020
Fair value of Company’s common stock	$-	$-
Dividend yield	-%	-%
Expected volatility	-%	-%
Risk Free interest rate	-%	-%
Expected life (years)	-	-
Fair value of financial instruments – Private Warrants	$-	$-

SCHEDULE OF FAIR VALUE OF WARRANT LIABILITY

The change in fair value of the Company’s Private Warrants is as follows:

	Quarter ended		Year-to-date period ended
	June 30,	June 30,	June 30,	June 30,
	2021	2020	2021	2020
Beginning Balance	$-	$(350)	$-	$(930)
Change in Private Warrant liability	-	350	-	930
Ending Balance	$-	$-	$-	$-